UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The investment objective of the Great-West Bond Index Fund is to provide investment results which track the total return of the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2015 was 0.19% gross of fees. For the 12 months ended December 31, 2015, the Fund (Initial Class shares) returned 0.23% while the Benchmark returned 0.55%. While the performance objective of this Fund is to track the return of the Benchmark, complete replication of the Benchmark within and across sectors is impractical because of associated transaction costs and issue limitations. Sampling techniques, rather than complete security duplication of the Benchmark acts as the investment strategy for this Fund.
Agency commercial mortgage-backed securities (“CMBS”) were the best performing asset class in 2015, returning 1.84%. All other asset classes lagged the Agency CMBS sector performance. Corporate Bonds delivered -0.68%, mortgage-backed securities returned 1.51%, asset-backed securities contributed 1.25%, and Non-Agency CMBS delivered 0.59%. Incremental return from the Agency CMBS sector was primarily driven by duration positioning, as well as positive excess spread of the cohort within the Benchmark.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-0.60%
Initial Class	0.23%	2.86%	4.38%
Class L	-0.05%	N/A	2.10%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2015
Rating	Percentage of Fund Investments
Aaa	71.22%
Aa1	1.03
Aa2	2.30
Aa3	0.77
A1	2.96
A2	3.24
A3	4.43
Baa1	4.88
Baa2	3.89
Baa3	1.86
Ba1	0.09
Ba2	0.04
Not Rated	1.02
Short Term Investments	2.27
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$1,004.72	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.41	$0.81
Initial Class
Actual	$1,000.00	$1,004.72	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.53
Class L
Actual	$1,000.00	$1,002.77	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
*	Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Initial Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.55%
$ 968,621	Americold 2010 LLC Trust(a) Series 2010-ARTA Class A1 3.85%, 01/14/2029	$ 1,000,289
930,000	BMW Vehicle Lease Trust Series 2015-2 Class A 1.40%, 02/20/2019	925,142
1,450,000	CAL Funding II Ltd(a) Series 2013-1A Class A 3.35%, 03/27/2028	1,407,192
2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	2,486,289
508,999	Honda Auto Receivables Owner Trust Series 2013-4 Class A3 0.69%, 09/18/2017	508,471
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,085,452
1,000,000	Mercedes Benz Auto Lease Trust Series 2015-B Class A 1.53%, 05/17/2021	992,528
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	4,074,699
763,610	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1 Class A1 3.35%, 11/15/2043	783,540
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
1,000,000	2.03%, 03/15/2045	999,734
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,882,966
		17,146,302
U.S. Government Agency — 0.86%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,657,125
	Series K036 Class A1
2,296,176	2.78%, 04/25/2023	2,357,885
	Series K045 Class A1
491,325	2.49%, 11/25/2024	494,701
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class A
1,992,867	2.38%, 10/25/2025	1,986,738
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2015-M17 Class A
$3,000,000	2.52%, 11/25/2025	$ 3,005,910
		9,502,359
TOTAL ASSET-BACKED SECURITIES — 2.41% (Cost $26,837,583)		$ 26,648,661
CORPORATE BONDS AND NOTES
Basic Materials — 0.91%
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,006,250
1,000,000	Eastman Chemical Co 3.80%, 03/15/2025	968,434
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	956,990
1,000,000	FMC Corp 5.20%, 12/15/2019	1,075,051
2,000,000	Freeport-McMoRan Copper & Gold Inc 2.38%, 03/15/2018	1,560,000
500,000	Glencore Finance Canada Ltd(a) 5.80%, 11/15/2016	498,125
1,000,000	International Paper Co 3.65%, 06/15/2024	978,052
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,247,196
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	930,859
500,000	Rio Tinto Finance USA Ltd 7.13%, 07/15/2028	589,545
250,000	Vale Overseas Ltd(b) 4.63%, 09/15/2020	207,643
		10,018,145
Communications — 2.59%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,284,208
1,000,000	6.65%, 11/15/2037	1,162,060
	AT&T Inc
500,000	6.15%, 09/15/2034	533,015
1,000,000	5.35%, 09/01/2040	987,717
1,000,000	CBS Corp 3.70%, 08/15/2024	972,506
	Comcast Corp
1,000,000	4.25%, 01/15/2033	982,625
1,000,000	4.65%, 07/15/2042	1,017,600
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,090,655
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	693,220
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 1.75%, 01/15/2018	996,023
1,000,000	eBay Inc 2.20%, 08/01/2019	988,638
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Communications — (continued)
	Motorola Solutions Inc
$1,000,000	3.75%, 05/15/2022	$ 916,172
3,300,000	3.50%, 03/01/2023	2,894,905
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	503,532
	Rogers Communications Inc
1,000,000	4.10%, 10/01/2023	1,030,376
1,000,000	3.63%, 12/15/2025	983,609
1,100,000	SES Global Americas Holdings GP(a) 2.50%, 03/25/2019	1,084,812
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,294,616
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,074,891
1,000,000	5.35%, 12/15/2043	998,555
1,000,000	4.85%, 07/15/2045	952,249
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,027,662
1,000,000	6.40%, 09/15/2033	1,139,278
1,000,000	4.27%, 01/15/2036	902,798
1,000,000	6.55%, 09/15/2043	1,187,210
1,000,000	Viacom Inc 3.88%, 04/01/2024	937,043
1,000,000	Walt Disney Co 4.13%, 12/01/2041	1,000,970
		28,636,945
Consumer, Cyclical — 1.59%
2,566,978	CVS Pass Through Trust 6.04%, 12/10/2028	2,819,022
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	984,914
1,000,000	Ford Motor Credit Co LLC 1.72%, 12/06/2017	984,597
2,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,990,570
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,033,556
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	965,373
1,000,000	4.63%, 07/02/2044	847,491
1,000,000	Kohl's Corp(b) 4.25%, 07/17/2025	975,148
500,000	Mattel Inc 4.35%, 10/01/2020	520,049
1,000,000	NIKE Inc 3.88%, 11/01/2045	965,002
1,000,000	PACCAR Inc 2.50%, 08/14/2020	996,757
904,619	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	911,403
1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	976,095
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	626,958
1,000,000	4.00%, 04/11/2043(b)	971,087
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	Whirlpool Corp 3.70%, 05/01/2025	$ 990,180
		17,558,202
Consumer, Non-Cyclical — 3.05%
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	547,657
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,242,686
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	557,248
1,500,000	Archer-Daniels-Midland Co 4.02%, 04/16/2043	1,440,324
1,000,000	AstraZeneca PLC 2.38%, 11/16/2020	992,861
	Becton Dickinson & Co
1,000,000	1.80%, 12/15/2017	998,546
1,000,000	4.69%, 12/15/2044	1,008,911
1,000,000	Biogen Inc 2.90%, 09/15/2020	997,371
	Campbell Soup Co
1,500,000	2.50%, 08/02/2022	1,423,027
1,000,000	3.30%, 03/19/2025	994,631
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	997,396
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,289,253
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	966,116
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	935,418
1,000,000	Gilead Sciences Inc 2.55%, 09/01/2020	999,620
1,000,000	HJ Heinz Co(a) 3.95%, 07/15/2025	1,009,310
750,000	Ingredion Inc 4.63%, 11/01/2020	788,603
2,000,000	JM Smucker Co 3.50%, 03/15/2025	1,989,168
1,000,000	Johnson & Johnson 4.38%, 12/05/2033	1,102,981
	McGraw Hill Financial Inc
1,000,000	2.50%, 08/15/2018	1,006,241
1,000,000	4.40%, 02/15/2026	1,023,162
2,000,000	McKesson Corp 3.80%, 03/15/2024	2,010,456
1,000,000	Merck & Co Inc 3.70%, 02/10/2045	923,450
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,059,818
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	965,304
1,000,000	Quest Diagnostics Inc 2.70%, 04/01/2019	999,677
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,005,221
1,000,000	Transurban Finance Co Property Ltd(a) 4.13%, 02/02/2026	983,335
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,223,213
1,000,000	5.95%, 04/01/2037	1,189,032
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	Zimmer Biomet Holdings Inc 2.00%, 04/01/2018	$ 993,839
		33,663,875
Energy — 3.12%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,037,807
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	999,478
	Cameron International Corp
1,000,000	1.15%, 12/15/2016	990,052
1,000,000	1.40%, 06/15/2017	985,818
1,000,000	5.95%, 06/01/2041	1,060,717
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	896,995
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	987,527
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,023,149
2,000,000	Enterprise Products Operating LLC(c) 8.38%, 08/01/2066	1,790,000
500,000	EQT Corp 8.13%, 06/01/2019	540,093
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	530,850
1,074,000	FMC Technologies Inc 2.00%, 10/01/2017	1,057,255
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,273,434
	Halliburton Co
1,000,000	3.50%, 08/01/2023	981,422
1,000,000	5.00%, 11/15/2045	988,543
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	915,232
1,643,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,706,938
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,027,204
1,000,000	Marathon Petroleum Corp 2.70%, 12/14/2018	988,843
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	538,259
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	475,995
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,093,378
1,000,000	Phillips 66 4.65%, 11/15/2034	937,267
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	6.13%, 01/15/2017	1,027,451
1,000,000	3.60%, 11/01/2024	802,234
1,000,000	Schlumberger Norge AS(a) 1.25%, 08/01/2017	990,539
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,641,120
1,000,000	2.45%, 01/17/2023	947,948
Principal Amount		Fair Value
Energy — (continued)
$1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	$ 929,493
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	991,790
1,745,000	3.75%, 10/16/2023	1,717,296
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,081,416
500,000	Transocean Inc(b) 6.00%, 03/15/2018	445,000
	Valero Energy Corp
500,000	6.13%, 06/15/2017	526,430
500,000	7.50%, 04/15/2032	550,879
		34,477,852
Financial — 9.23%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	982,500
760,869	ALEX Alpha LLC 1.62%, 08/15/2024	739,070
1,000,000	American Express Co 8.15%, 03/19/2038	1,405,442
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	997,357
1,000,000	2.25%, 08/15/2019	1,000,175
	Bank of America Corp
1,000,000	3.88%, 03/22/2017	1,021,864
500,000	5.75%, 12/01/2017	534,875
1,000,000	2.00%, 01/11/2018	998,725
1,000,000	1.75%, 06/05/2018	993,571
1,000,000	2.60%, 01/15/2019	1,003,259
2,000,000	3.30%, 01/11/2023	1,968,650
500,000	5.88%, 02/07/2042	583,539
1,000,000	Bank of Montreal 1.40%, 04/10/2018	990,778
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,002,942
2,000,000	3.65%, 02/04/2024	2,076,630
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	996,863
1,000,000	1.70%, 06/11/2018	996,207
500,000	Barclays Bank PLC 5.00%, 09/22/2016	512,830
2,349,739	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,764,909
2,306,850	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,298,822
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,083,157
1,000,000	Capital One NA 2.35%, 08/17/2018	1,001,879
	Citigroup Inc
500,000	6.63%, 01/15/2028	608,091
1,000,000	4.65%, 07/30/2045	1,014,798
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,022,234
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Financial — (continued)
$2,359,312	Durrah MSN 35603 1.68%, 01/22/2025	$ 2,286,532
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,013,425
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,002,848
1,000,000	General Electric Capital Corp 6.75%, 03/15/2032	1,306,606
	Goldman Sachs Group Inc
2,500,000	6.15%, 04/01/2018	2,714,790
1,000,000	2.75%, 09/15/2020	999,343
1,000,000	5.25%, 07/27/2021	1,105,620
1,000,000	3.50%, 01/23/2025	982,813
1,000,000	6.25%, 02/01/2041	1,192,802
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,041,433
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,096,903
1,000,000	6.10%, 01/14/2042	1,265,853
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,007,094
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,160,122
1,000,000	2.75%, 06/23/2020	1,004,456
1,000,000	4.35%, 08/15/2021	1,064,233
1,000,000	3.20%, 01/25/2023	996,735
1,000,000	5.50%, 10/15/2040	1,131,357
	KFW
1,000,000	4.88%, 01/17/2017	1,039,858
1,000,000	4.38%, 03/15/2018	1,066,216
2,000,000	1.50%, 04/20/2020	1,970,170
500,000	2.75%, 09/08/2020	517,723
2,000,000	2.00%, 10/04/2022	1,966,926
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	509,868
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	997,202
500,000	Lincoln National Corp 6.25%, 02/15/2020	561,834
1,000,000	Markel Corp 3.63%, 03/30/2023	986,112
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,354,351
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	1,087,778
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,644,795
500,000	5.63%, 09/23/2019	551,800
1,000,000	5.50%, 07/28/2021	1,119,585
1,000,000	3.70%, 10/23/2024	1,004,809
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	999,738
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	991,855
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	$ 641,465
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,112,127
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	998,045
1,000,000	2.60%, 07/21/2020	999,758
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,977,944
500,000	Protective Life Corp 8.45%, 10/15/2039	659,480
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,006,402
1,000,000	2.15%, 03/15/2019	1,002,622
2,303,505	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,214,721
1,000,000	State Street Corp 2.55%, 08/18/2020	1,012,447
250,000	Susa Partnership LP 7.50%, 12/01/2027	332,604
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	618,189
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	991,649
2,000,000	2.13%, 07/02/2019	1,997,332
1,535,024	Union 13 Leasing LLC 1.68%, 12/19/2024	1,486,857
1,000,000	US Bancorp 3.00%, 03/15/2022	1,020,465
	Visa Inc
1,000,000	2.80%, 12/14/2022	1,004,133
1,000,000	4.30%, 12/14/2045	1,014,559
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,001,210
1,000,000	3.00%, 01/22/2021	1,010,958
1,000,000	3.55%, 09/29/2025	1,008,995
500,000	5.38%, 02/07/2035	572,560
1,000,000	3.90%, 05/01/2045	922,103
		101,949,377
Industrial — 2.79%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,024,593
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,618,854
	Brambles USA Inc(a)
750,000	5.35%, 04/01/2020	817,808
2,000,000	4.13%, 10/23/2025	2,011,116
653,274	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	700,582
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,054,678
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,003,590
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	3.50%, 11/15/2042	$ 897,250
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,079,680
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,032,359
594,972	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	636,620
867,871	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	867,510
1,000,000	Hexcel Corp 4.70%, 08/15/2025	990,266
500,000	Kennametal Inc 3.88%, 02/15/2022	463,636
500,000	Lennox International Inc 4.90%, 05/15/2017	515,989
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	886,371
1,000,000	Martin Marietta Materials Inc(c) 1.70%, 06/30/2017	993,043
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	974,310
1,000,000	Northrop Grumman Corp 3.85%, 04/15/2045	898,587
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,014,828
1,000,000	Pentair Finance SA 2.90%, 09/15/2018	995,524
2,000,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,955,556
	Siemens Financieringsmaatschappij NV(a)
1,000,000	2.15%, 05/27/2020	990,481
1,000,000	4.40%, 05/27/2045	1,022,242
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	969,098
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	993,621
897,814	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,020,055
389,348	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	443,376
	United Technologies Corp
1,000,000	1.78%, 05/04/2018(e)	989,905
1,000,000	4.50%, 06/01/2042	1,007,038
		30,868,566
Technology — 0.54%
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,003,531
1,000,000	Intel Corp 2.45%, 07/29/2020	1,011,438
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	935,390
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	Microsoft Corp 4.45%, 11/03/2045	$ 1,031,223
1,000,000	Oracle Corp 4.30%, 07/08/2034	994,809
1,000,000	QUALCOMM Inc(b) 2.25%, 05/20/2020	990,281
		5,966,672
Utilities — 1.61%
1,000,000	Atmos Energy Corp 5.50%, 06/15/2041	1,145,923
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	988,252
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	926,154
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,181,629
869,756	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	924,070
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,003,009
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,001,822
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	532,849
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	570,514
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,598,385
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	558,681
1,000,000	Northern States Power Co 4.00%, 08/15/2045	977,548
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,322,145
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	533,028
9,000	PNPP II Funding Corp 8.83%, 05/30/2016	9,176
	Public Service Electric & Gas Co
1,000,000	4.05%, 05/01/2045	979,142
1,000,000	4.15%, 11/01/2045	990,130
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	555,449
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,197,931
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Union Electric Co 8.45%, 03/15/2039	$ 774,741
		17,770,578
TOTAL CORPORATE BONDS AND NOTES — 25.43% (Cost $283,564,319)		$ 280,910,212
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond(b)
1,500,000	6.00%, 01/17/2017	1,541,250
1,500,000	4.88%, 01/22/2021	1,387,500
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	999,197
1,000,000	1.63%, 02/27/2019	1,000,899
	European Investment Bank
2,000,000	5.13%, 05/30/2017	2,110,500
1,000,000	1.00%, 06/15/2018	990,255
1,000,000	1.75%, 06/17/2019	1,002,666
1,000,000	2.88%, 09/15/2020	1,039,976
1,000,000	2.13%, 10/15/2021	996,694
	Inter-American Development Bank
2,000,000	1.13%, 03/15/2017	2,004,392
1,000,000	1.75%, 10/15/2019(b)	1,003,482
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(b)	2,005,626
1,000,000	7.63%, 01/19/2023	1,341,552
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,202,641
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,558,500
1,000,000	5.95%, 03/19/2019	1,110,000
500,000	5.13%, 01/15/2020	545,000
1,000,000	3.50%, 01/21/2021(b)	1,015,000
1,500,000	6.75%, 09/27/2034	1,800,000
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021	1,020,074
1,000,000	7.25%, 09/01/2036	1,519,366
2,000,000	Province of Manitoba Canada 2.05%, 11/30/2020	1,993,992
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,962,443
1,000,000	4.40%, 04/14/2020	1,092,935
2,000,000	3.20%, 05/16/2024	2,065,424
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.20% (Cost $35,315,855)		$ 35,309,364
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.26%
$1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	$ 1,026,404
1,847,851	JP Morgan Mortgage Trust(a)(c) Series 2014-5 Class A1 3.00%, 10/25/2029	1,872,392
		2,898,796
U.S. Government Agency — 29.05%
5,000,000	Federal Farm Credit Banks Funding Corp 4.88%, 01/17/2017	5,202,395
	Federal Home Loan Mortgage Corp
28,822	5.00%, 12/01/2017	29,809
32,433	5.50%, 02/01/2018	33,503
28,719	5.00%, 04/01/2018	29,702
73,134	5.00%, 08/01/2018	75,646
40,049	5.00%, 09/01/2018	41,420
174,080	4.50%, 04/01/2020	181,125
50,811	5.00%, 12/01/2020	54,411
77,420	4.00%, 01/01/2021	80,702
64,825	5.00%, 04/01/2021	69,447
28,911	5.00%, 05/01/2021	31,042
42,716	5.50%, 05/01/2021	45,813
84,163	5.50%, 06/01/2022	90,995
1,263,167	2.50%, 11/01/2022	1,288,482
19,744	5.00%, 03/01/2023	21,350
241,085	5.00%, 09/01/2024	265,520
466,246	4.50%, 10/01/2024	498,932
148,020	4.00%, 02/01/2025	156,321
1,166,099	4.00%, 05/01/2026	1,221,975
429,103	3.50%, 08/01/2026	450,589
19,423	7.50%, 05/01/2027	22,668
3,164,623	3.00%, 02/01/2029	3,267,276
16,167	6.50%, 04/01/2029	18,412
2,845,348	2.50%, 02/01/2030	2,874,028
678,856	3.50%, 03/01/2030	711,318
1,191,222	3.00%, 05/01/2030	1,228,867
3,053	7.50%, 08/01/2030	3,698
792,650	3.50%, 04/01/2032	828,910
208,616	6.50%, 11/01/2032	237,583
238,649	5.50%, 06/01/2033	265,405
104,201	4.50%, 08/01/2033	112,710
44,880	5.00%, 02/01/2034	49,659
1,279,008	4.00%, 06/01/2034	1,368,277
46,800	5.00%, 07/01/2034	51,403
212,819	5.00%, 09/01/2035	235,110
58,369	6.00%, 03/01/2036	65,737
36,887	6.00%, 04/01/2036	42,064
225,164	5.00%, 06/01/2036	247,532
1,255,341	6.50%, 10/01/2036	1,429,654
438,588	5.50%, 10/01/2037	491,899
41,428	5.50%, 11/01/2037	45,767
67,898	5.50%, 12/01/2037	75,170
314,301	4.50%, 06/01/2039	338,806
379,524	5.00%, 12/01/2039	420,632
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 957,530	5.00%, 02/01/2040	$ 1,061,472
761,436	5.00%, 05/01/2040	836,156
274,770	4.50%, 07/01/2040	296,379
471,425	5.00%, 08/01/2040	518,231
688,760	4.00%, 10/01/2040	729,862
692,171	4.00%, 11/01/2040	733,538
2,808,989	4.00%, 02/01/2041	2,983,619
550,030	4.00%, 04/01/2041	582,840
806,778	4.50%, 07/01/2041	870,957
1,440,927	3.50%, 11/01/2041	1,485,595
1,187,166	3.50%, 02/01/2042	1,223,810
1,437,434	3.50%, 03/01/2042	1,481,803
892,816	4.00%, 03/01/2042	945,197
1,012,119	3.50%, 07/01/2042	1,043,153
1,643,988	3.50%, 08/01/2042	1,694,397
1,571,038	3.00%, 09/01/2042	1,563,842
1,417,729	3.50%, 11/01/2042	1,461,201
3,815,281	3.00%, 12/01/2042	3,817,851
854,427	3.50%, 03/01/2043	881,413
1,172,817	3.50%, 05/01/2043	1,209,500
3,483,143	3.00%, 09/01/2043	3,484,593
808,045	4.00%, 10/01/2043	855,890
2,354,442	4.00%, 11/01/2043	2,501,800
580,997	4.50%, 11/01/2043	628,425
1,673,019	4.00%, 01/01/2044	1,770,034
1,602,881	4.00%, 05/01/2044	1,695,402
2,163,814	4.00%, 09/01/2044	2,287,781
2,862,568	4.00%, 10/01/2044	3,036,781
4,195,760	4.50%, 10/01/2044	4,536,561
2,653,455	3.50%, 11/01/2044	2,736,609
9,480,786	3.50%, 03/01/2045	9,777,216
4,095,984	3.00%, 04/01/2045	4,092,559
2,854,901	3.50%, 04/01/2045	2,945,076
2,598,241	4.00%, 04/01/2045	2,748,933
1,459,700	3.00%, 05/01/2045	1,458,479
1,469,297	3.00%, 06/01/2045	1,468,068
2,219,791	3.00%, 08/01/2045	2,218,535
1,233,400	4.00%, 09/01/2045	1,303,984
1,994,067	3.50%, 10/01/2045	2,054,340
1,500,000	3.50%, 12/01/2045	1,545,339
	Federal National Mortgage Association
18,588	6.00%, 07/01/2017	19,028
21,697	5.00%, 06/01/2018	22,488
56,819	4.00%, 04/01/2019	59,233
24,832	5.00%, 10/01/2020	26,304
19,409	8.00%, 11/01/2022	21,065
506,224	4.50%, 05/01/2024	544,620
187,653	4.00%, 02/01/2025	198,456
2,368,385	3.50%, 12/01/2025	2,484,797
691,120	4.00%, 01/01/2026	733,253
990,885	3.50%, 02/01/2026	1,039,726
895,103	3.00%, 12/01/2026	926,848
1,807,351	3.00%, 02/01/2027	1,871,942
2,182,677	3.00%, 04/01/2027	2,260,705
1,942,810	2.50%, 09/01/2027	1,966,809
2,481,091	2.50%, 02/01/2028	2,513,974
3,749,825	2.50%, 06/01/2028	3,799,428
93,810	6.00%, 01/01/2029	107,831
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,179,179	3.00%, 03/01/2029	$ 1,216,968
932,850	3.50%, 05/01/2029	977,822
638,939	3.50%, 09/01/2029	672,146
511,595	2.50%, 02/01/2030	516,231
477,041	2.50%, 06/01/2030	481,364
745,998	4.00%, 09/01/2030	796,391
1,966,563	3.00%, 10/01/2030	2,028,113
142,665	8.00%, 10/01/2030	163,742
1,892,776	3.50%, 01/01/2031	1,965,905
2,043,467	4.50%, 08/01/2031	2,223,808
670,368	3.50%, 01/01/2032	700,874
128,370	6.50%, 06/01/2032	146,707
69,754	7.00%, 07/01/2032	83,252
131,662	6.50%, 08/01/2032	150,469
847,769	5.50%, 03/01/2033	953,326
107,116	5.50%, 05/01/2033	121,688
114,430	5.00%, 09/01/2033	126,581
87,860	5.50%, 01/01/2034	98,353
756,992	4.00%, 02/01/2034	810,081
2,073,169	3.00%, 03/01/2034	2,122,089
402,876	5.50%, 03/01/2034	457,645
465,862	5.50%, 05/01/2034	523,754
134,163	5.50%, 02/01/2035	151,024
267,343	6.00%, 02/01/2035	304,216
1,251,951	3.00%, 03/01/2035	1,278,500
1,519,955	5.00%, 05/01/2035	1,677,710
32,164	5.00%, 07/01/2035	35,388
304,354	5.00%, 09/01/2035	336,163
344,198	5.00%, 10/01/2035	379,782
138,623	6.00%, 10/01/2035	157,442
276,234	5.50%, 11/01/2035	310,827
46,677	6.00%, 11/01/2035	52,913
75,614	6.00%, 12/01/2035	85,545
1,304,560	5.50%, 03/01/2036	1,464,916
110,979	5.50%, 04/01/2036	124,283
556,549	6.00%, 04/01/2036	630,139
324,770	5.50%, 05/01/2036	364,875
1,019,385	6.00%, 06/01/2036	1,153,530
49,388	6.50%, 08/01/2036	56,699
249,975	5.50%, 10/01/2036	281,028
206,469	5.50%, 11/01/2036	230,579
1,919,339	6.00%, 12/01/2036	2,169,343
144,923	5.00%, 07/01/2037	160,281
817,629	5.50%, 08/01/2037	919,874
1,259,647	5.50%, 01/01/2038	1,409,162
635,901	6.00%, 03/01/2038	719,210
314,735	5.50%, 07/01/2038	353,625
177,497	6.00%, 05/01/2039	202,298
1,378,737	4.50%, 08/01/2039	1,505,644
1,547,548	5.00%, 08/01/2039	1,727,855
1,102,668	5.00%, 12/01/2039	1,239,141
2,786,639	3.50%, 02/01/2040	2,885,086
885,390	4.50%, 03/01/2040	964,689
957,439	5.00%, 06/01/2040	1,068,829
6,281,575	4.50%, 08/01/2040	6,799,576
1,477,973	4.50%, 09/01/2040	1,606,890
429,475	4.50%, 11/01/2040	464,796
654,278	5.00%, 11/01/2040	726,271
485,477	5.00%, 01/01/2041	545,888
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$3,810,527	4.00%, 02/01/2041	$ 4,047,537
4,792,569	4.50%, 03/01/2041	5,191,739
1,243,226	4.00%, 09/01/2041	1,319,047
713,463	4.50%, 10/01/2041	775,981
659,477	4.00%, 11/01/2041	699,590
2,644,993	3.50%, 12/01/2041	2,735,596
1,792,808	4.00%, 12/01/2041	1,908,691
2,813,705	4.00%, 01/01/2042	2,984,903
1,374,421	4.50%, 01/01/2042	1,485,736
1,665,313	3.50%, 02/01/2042	1,722,390
703,452	3.50%, 08/01/2042	727,150
7,871,475	3.00%, 09/01/2042	7,898,230
1,561,238	3.50%, 09/01/2042	1,592,324
2,262,259	3.50%, 11/01/2042	2,338,823
4,940,747	3.00%, 12/01/2042	4,952,463
2,782,235	3.50%, 01/01/2043	2,877,546
2,600,119	3.00%, 02/01/2043	2,606,957
7,523,202	3.00%, 03/01/2043	7,503,878
1,347,420	3.00%, 04/01/2043	1,350,392
5,096,028	3.50%, 05/01/2043	5,268,927
211,564	4.00%, 06/01/2043	224,785
680,862	4.00%, 07/01/2043	724,663
4,180,001	3.00%, 08/01/2043	4,188,510
3,351,945	3.50%, 08/01/2043	3,464,543
836,612	3.00%, 09/01/2043	838,557
695,955	3.50%, 09/01/2043	709,782
725,531	4.00%, 09/01/2043	772,207
2,930,293	4.00%, 10/01/2043	3,122,407
2,697,602	4.00%, 12/01/2043	2,871,160
2,487,529	5.00%, 01/01/2044	2,738,677
2,745,263	3.00%, 02/01/2044	2,750,992
2,268,872	3.50%, 06/01/2044	2,348,927
1,820,799	3.50%, 08/01/2044	1,884,197
2,703,806	4.00%, 08/01/2044	2,884,572
3,650,127	3.50%, 10/01/2044	3,777,366
2,750,147	4.00%, 11/01/2044	2,922,959
898,294	4.00%, 12/01/2044	952,525
2,760,274	4.50%, 01/01/2045	2,994,171
1,439,213	3.50%, 02/01/2045	1,489,436
4,962,035	3.50%, 04/01/2045	5,125,831
1,455,320	3.50%, 05/01/2045	1,506,109
467,213	4.00%, 05/01/2045	494,713
2,434,553	4.00%, 06/01/2045	2,578,077
4,192,799	4.00%, 08/01/2045	4,442,836
998,093	3.50%, 11/01/2045	1,030,527
3,348,554	3.50%, 12/01/2045	3,457,370
	Government National Mortgage Association
2,502	9.00%, 01/15/2017	2,565
53,004	5.00%, 09/15/2018	55,408
4,609	9.00%, 04/15/2021	4,893
18,811	7.00%, 07/15/2025	21,322
14,062	7.50%, 12/15/2025	15,559
316,410	3.50%, 02/15/2026	331,459
251,509	4.00%, 04/20/2026	267,290
2,870,332	2.50%, 04/15/2027	2,926,739
1,741,394	3.00%, 06/20/2027	1,812,374
435,337	5.00%, 11/15/2033	484,345
80,880	5.50%, 12/15/2035	90,503
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 116,682	5.00%, 12/20/2035	$ 128,609
206,689	6.00%, 01/20/2036	232,224
267,195	5.50%, 02/20/2036	297,761
107,044	5.50%, 04/15/2037	120,300
1,558,622	5.00%, 06/15/2039	1,738,654
1,069,159	4.50%, 01/20/2040	1,164,632
1,517,560	4.00%, 05/20/2040	1,618,863
562,552	4.50%, 07/20/2040	612,790
277,853	5.50%, 07/20/2040	309,175
505,918	4.50%, 09/20/2040	551,099
1,628,573	4.00%, 10/15/2040	1,746,820
843,717	4.00%, 09/15/2041	900,615
168,029	4.50%, 12/20/2041	183,053
2,390,970	3.50%, 06/15/2042	2,489,895
2,636,830	3.50%, 06/20/2042	2,757,127
3,061,193	3.50%, 08/15/2042	3,187,713
1,412,041	3.00%, 10/15/2042	1,436,503
1,792,305	3.00%, 02/15/2043	1,823,356
		320,942,263
TOTAL MORTGAGE-BACKED SECURITIES — 29.31% (Cost $322,946,180)		$ 323,841,059
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,078,580
2,000,000	Energy Northwest 2.81%, 07/01/2024	1,981,740
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,095,750
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,106,420
1,000,000	State of Texas 5.52%, 04/01/2039	1,250,590
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,086,020
TOTAL MUNICIPAL BONDS AND NOTES — 1.05% (Cost$11,443,995)		$ 11,599,100
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,250,000	4.75%, 12/16/2016	1,296,275
500,000	3.38%, 06/12/2020	532,447
3,500,000	2.63%, 12/10/2021	3,606,428
2,600,000	5.75%, 06/12/2026	3,276,876
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	506,946
	Federal National Mortgage Association
2,700,000	5.00%, 05/11/2017	2,845,239
3,500,000	0.88%, 12/20/2017	3,483,207
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 500,000	Resolution Funding Corp 9.38%, 10/15/2020	$ 657,613
	Tennessee Valley Authority(b)
1,750,000	1.88%, 08/15/2022	1,706,311
1,260,000	7.13%, 05/01/2030	1,771,605
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.78% (Cost $19,460,308)		$ 19,682,947
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,500,000	0.88%, 01/31/2017	6,500,507
5,000,000	0.50%, 02/28/2017	4,979,885
4,500,000	0.88%, 02/28/2017	4,501,760
5,800,000	0.50%, 03/31/2017	5,773,494
8,200,000	0.50%, 04/30/2017	8,157,081
7,500,000	0.88%, 04/30/2017	7,496,775
5,000,000	0.63%, 05/31/2017	4,977,930
4,275,000	2.75%, 05/31/2017	4,383,209
5,100,000	2.50%, 06/30/2017	5,213,557
4,300,000	2.38%, 07/31/2017	4,390,704
4,200,000	4.75%, 08/15/2017	4,452,164
6,750,000	1.88%, 08/31/2017	6,842,549
3,500,000	1.88%, 09/30/2017	3,549,357
2,200,000	0.75%, 10/31/2017	2,188,314
3,500,000	1.88%, 10/31/2017	3,550,722
3,000,000	0.63%, 11/30/2017	2,975,157
3,000,000	1.00%, 12/15/2017	2,995,899
4,000,000	0.75%, 12/31/2017	3,972,968
5,750,000	0.75%, 03/31/2018	5,698,566
3,600,000	0.75%, 04/15/2018	3,565,123
10,500,000	0.63%, 04/30/2018	10,365,054
4,100,000	2.63%, 04/30/2018	4,237,895
3,550,000	2.38%, 06/30/2018	3,654,004
6,350,000	1.50%, 08/31/2018	6,392,170
1,000,000	0.88%, 10/15/2018	988,984
3,000,000	1.25%, 10/31/2018	2,995,782
6,300,000	1.25%, 11/30/2018	6,289,416
5,400,000	1.38%, 12/31/2018	5,404,007
5,500,000	1.25%, 01/31/2019	5,481,525
5,000,000	1.38%, 02/28/2019	4,996,680
3,000,000	1.50%, 02/28/2019	3,009,492
5,500,000	1.25%, 04/30/2019	5,464,981
3,500,000	3.13%, 05/15/2019	3,692,364
3,500,000	1.13%, 05/31/2019	3,460,898
5,500,000	1.00%, 06/30/2019	5,409,123
3,550,000	1.00%, 08/31/2019	3,479,969
2,000,000	1.75%, 09/30/2019	2,013,516
4,100,000	1.25%, 10/31/2019	4,051,632
5,000,000	1.00%, 11/30/2019	4,886,915
2,000,000	1.50%, 11/30/2019	1,992,032
3,000,000	1.13%, 12/31/2019	2,943,048
7,000,000	1.25%, 01/31/2020	6,892,263
3,870,000	3.63%, 02/15/2020	4,174,159
3,000,000	1.38%, 02/29/2020	2,965,548
4,000,000	1.38%, 03/31/2020	3,950,780
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$3,800,000	1.13%, 04/30/2020	$ 3,713,162
4,175,000	3.50%, 05/15/2020	4,488,451
4,000,000	1.38%, 05/31/2020	3,942,500
4,000,000	1.63%, 06/30/2020	3,983,592
2,000,000	1.63%, 07/31/2020	1,990,468
3,900,000	2.63%, 08/15/2020	4,051,277
5,000,000	1.75%, 10/31/2020	4,992,190
5,300,000	2.63%, 11/15/2020	5,506,615
2,000,000	2.38%, 12/31/2020(b)	2,056,328
4,800,000	2.13%, 01/31/2021	4,870,877
2,000,000	2.00%, 02/28/2021	2,016,640
3,800,000	3.13%, 05/15/2021	4,041,361
4,750,000	8.13%, 05/15/2021	6,262,205
5,000,000	2.00%, 05/31/2021	5,033,790
1,700,000	2.13%, 08/15/2021	1,720,121
5,500,000	2.00%, 11/15/2021	5,516,115
2,650,000	8.00%, 11/15/2021	3,538,473
5,000,000	1.75%, 03/31/2022	4,923,045
2,000,000	1.75%, 04/30/2022	1,967,968
2,000,000	1.88%, 05/31/2022	1,980,624
5,000,000	2.13%, 06/30/2022	5,025,780
5,700,000	1.63%, 08/15/2022	5,551,931
3,650,000	7.25%, 08/15/2022	4,827,125
5,000,000	1.63%, 11/15/2022	4,857,225
4,000,000	1.75%, 05/15/2023	3,897,032
5,000,000	2.50%, 08/15/2023	5,129,885
5,300,000	6.25%, 08/15/2023	6,840,726
4,500,000	2.38%, 08/15/2024	4,546,935
3,750,000	2.25%, 11/15/2024	3,748,095
3,500,000	2.00%, 02/15/2025	3,421,387
3,000,000	2.13%, 05/15/2025	2,960,859
4,800,000	6.88%, 08/15/2025	6,721,690
2,600,000	5.38%, 02/15/2031	3,525,743
2,000,000	4.50%, 02/15/2036	2,563,124
3,200,000	4.75%, 02/15/2037	4,241,501
3,775,000	4.38%, 05/15/2040	4,750,011
4,500,000	3.13%, 11/15/2041	4,649,062
3,000,000	2.75%, 08/15/2042	2,867,460
2,000,000	2.75%, 11/15/2042	1,906,954
3,000,000	3.13%, 02/15/2043	3,074,766
3,000,000	2.88%, 05/15/2043	2,925,000
3,000,000	3.75%, 11/15/2043	3,455,391
4,300,000	3.63%, 02/15/2044	4,837,165
3,500,000	3.38%, 05/15/2044	3,756,211
3,800,000	3.13%, 08/15/2044	3,883,570
3,250,000	3.00%, 11/15/2044	3,238,193
6,000,000	2.50%, 02/15/2045	5,383,362
TOTAL U.S. TREASURY BONDS AND NOTES — 35.71% (Cost $393,966,267)		$ 394,539,943
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.14%
$12,625,000	Federal Home Loan Bank 0.03%, 01/04/2016	$ 12,624,968
Repurchase Agreements — 1.16%
3,035,838	Undivided interest of 3.71% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $3,035,838 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(f)	3,035,838
3,035,838	Undivided interest of 3.71% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $3,035,838 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(f)	3,035,838
638,013	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $638,013 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(f)	638,013
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,035,838	Undivided interest of 5.16% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $3,035,838 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(f)
$ 3,035,838
3,035,838	Undivided interest of 9.78% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $3,035,838 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(f)	3,035,838
12,781,365
SHORT TERM INVESTMENTS — 2.30% (Cost $25,406,333)		$ 25,406,333
TOTAL INVESTMENTS — 101.19% (Cost $1,118,940,840)		$ 1,117,937,619
OTHER ASSETS & LIABILITIES, NET — (1.19)%		$ (13,124,624)
TOTAL NET ASSETS — 100.00%		$ 1,104,812,995
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2015
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $63,444,540 and $63,686,669, respectively, representing 5.76% of net assets.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2015. Maturity date disclosed represents final maturity date.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
At December 31, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,476,408	$2,764,909	0.25%
				$2,476,408	$2,764,909	0.25%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $12,505,966 of securities on loan)(a)	$1,105,156,254
Repurchase agreements, fair value(b)	12,781,365
Cash	397,315
Subscriptions receivable	1,430,498
Interest receivable	6,466,327
Total Assets	1,126,231,759
LIABILITIES:
Payable to investment adviser	140,164
Payable for administrative services fees	101,894
Payable upon return of securities loaned	12,781,365
Redemptions payable	1,668,043
Payable for investments purchased	6,718,426
Payable for distribution fees	8,872
Total Liabilities	21,418,764
NET ASSETS	$1,104,812,995
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,528,308
Paid-in capital in excess of par	1,094,633,861
Net unrealized depreciation	(1,003,221)
Accumulated net realized gain	654,047
NET ASSETS	$1,104,812,995
NET ASSETS BY CLASS
Initial Class	$310,939,367
Class L	$41,548,053
Institutional Class	$752,325,575
CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	23,138,062
Class L	4,661,517
Institutional Class	77,483,504
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.44
Class L	$8.91
Institutional Class	$9.71
(a) Cost of investments	$1,106,159,475
(b) Cost of repurchase agreements	$12,781,365
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$26,575,247
Income from securities lending	49,837
Total Income	26,625,084
EXPENSES:
Management fees	2,851,102
Administrative services fees – Initial Class	748,680
Administrative services fees – Class L	62,647
Distribution fees – Class L	59,403
Total Expenses	3,721,832
Less amount waived by distributor - Class L	33
Net Expenses	3,721,799
NET INVESTMENT INCOME	22,903,285
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,766,248
Net change in unrealized depreciation on investments	(23,448,590)
Net Realized and Unrealized Loss	(19,682,342)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,220,943
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Bond Index Fund	2015	2014
OPERATIONS:
Net investment income	$22,903,285	$20,049,652
Net realized gain	3,766,248	5,673,187
Net change in unrealized appreciation (depreciation)	(23,448,590)	31,550,799
Net Increase in Net Assets Resulting from Operations	3,220,943	57,273,638
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,038,816)	(20,854,330)
Class L	(640,029)	(468,340)
Institutional Class	(14,851,431)	N/A
From net investment income	(23,530,276)	(21,322,670)
From net realized gains
Initial Class	(925,467)	(3,586,143)
Class L	(160,191)	(80,058)
Institutional Class	(2,888,336)	N/A
From net realized gains	(3,973,994)	(3,666,201)
Total Distributions	(27,504,270)	(24,988,871)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	284,531,748	423,581,225
Class L	40,375,045	20,653,190
Institutional Class	943,247,954	N/A
Shares issued in reinvestment of distributions
Initial Class	8,964,283	24,440,473
Class L	800,220	548,398
Institutional Class	17,739,767	N/A
Shares redeemed
Initial Class	(984,214,061)	(497,175,988)
Class L	(13,694,835)	(10,799,639)
Institutional Class	(186,256,923)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	111,493,198	(38,752,341)
Total Increase (Decrease) in Net Assets	87,209,871	(6,467,574)
NET ASSETS:
Beginning of year	1,017,603,124	1,024,070,698
End of year	$1,104,812,995	$1,017,603,124
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	20,735,970	31,186,398
Class L	4,435,731	2,256,287
Institutional Class	94,552,701	N/A
Shares issued in reinvestment of distributions
Initial Class	657,126	1,802,278
Class L	88,940	60,090
Institutional Class	1,815,297	N/A
Shares redeemed
Initial Class	(71,591,686)	(36,606,408)
Class L	(1,500,415)	(1,173,694)
Institutional Class	(18,884,494)	N/A
Net Increase (Decrease)	30,309,170	(2,475,049)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$13.67	0.27 (c)	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27 (c)	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26 (c)	(0.61)	(0.35)	-	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
12/31/2012	$13.83	0.31 (c)	0.23	0.54	-	(0.35)	(0.11)	(0.46)	$13.91	3.90%
12/31/2011	$13.29	0.37	0.58	0.95	-	(0.37)	(0.04)	(0.41)	$13.83	7.21%
Class L
12/31/2015	$ 9.17	0.15 (c)	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16 (c)	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16 (c)	(0.43)	(0.27)	-	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
12/31/2012	$ 9.79	0.19 (c)	0.16	0.35	-	(0.42)	(0.11)	(0.53)	$ 9.61	3.65%
12/31/2011 (d)	$10.00	0.48	(0.17)	0.31	-	(0.48)	(0.04)	(0.52)	$ 9.79	3.15% (e)
Institutional Class
12/31/2015 (f)	$10.00	0.15 (c)	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 310,939	0.50%	0.50%	N/A	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	N/A	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	1.91%	35%
12/31/2012	$ 846,480	0.50%	0.50%	2.24%	2.24%	44%
12/31/2011	$ 646,842	0.50%	0.50%	2.87%	2.87%	29%
Class L
12/31/2015	$ 41,548	0.75%	0.75%	N/A	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	N/A	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	1.67%	35%
12/31/2012	$ 1,504	0.75%	0.75%	1.96%	1.96%	44%
12/31/2011 (d)	$ 470	0.75% (h)	0.73% (h)	2.41% (h)	2.43% (h)	29%
Institutional Class
12/31/2015 (f)	$ 752,326	0.15% (h)	0.15% (h)	N/A	2.28% (h)	40%
(a)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was July 29, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Annual Report - December 31, 2015

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Annual Report - December 31, 2015

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$23,530,276	$21,322,670
Long-term capital gain	3,973,994	3,666,201
	$27,504,270	$24,988,871
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$626,991	$(626,991)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$260,007
Undistributed long-term capital gains	10,935
Capital loss carryforwards	—
Post-October losses	(82,111)
Net unrealized depreciation	(538,005)
Tax composition of capital	$(349,174)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(82,111)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$1,118,475,624
Gross unrealized appreciation on investments	12,639,865
Gross unrealized depreciation on investments	(13,177,870)
Net unrealized depreciation on investments	$(538,005)
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Annual Report - December 31, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $148,977,152 and $122,220,904, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $386,698,220 and $307,234,222, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $12,505,966 and received collateral as reported on the Statement of Assets and Liabilities of $12,781,365 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of December 31, 2015. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$2,419,240
Foreign Government Bonds and Notes	5,148,697
U.S. Government Agency Bonds and Notes	2,884,909
U.S. Treasury Bonds and Notes	2,053,120
Total secured borrowings	$12,505,966
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Bond Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016